Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Uncertain tax positions	$ 0	$ 0	$ 0
Therapeutics Acquisition Corp.
Uncertain tax positions	0	0
Amounts accrued for the payment of interest and penalties	$ 0	$ 0